SUBSEQUENT RETROSPECTIVE STOCK SPLIT (Details Narrative) - USD ($)										9 Months Ended	12 Months Ended
	Sep. 20, 2023	Feb. 17, 2023	Feb. 06, 2023	Feb. 01, 2023	Jan. 24, 2023	Jan. 20, 2023	Jan. 16, 2023	Jan. 09, 2023	Jan. 04, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 18, 2020
Common stock conversion basis	every 600 shares of the Company’s issued and outstanding common stock, par value $0.001 per share, were converted into one (1) share of common stock, par value $0.001 per share
Debt Instrument, Face Amount													$ 100,000
Debt Instrument, Increase, Accrued Interest											$ 70,500
Debt Instrument, Convertible, Conversion Price													$ 160
Stock Issued During Period, Value, Conversion of Units												$ 827,106
Common Stock [Member]
Stock Issued During Period, Value, Conversion of Units										$ 108	$ 108	$ 18
Stock Issued During Period, Shares, Conversion of Units										180	180	30
Subsequent Event [Member]
Debt Conversion, Converted Instrument, Amount					$ 300,000
Debt Instrument, Term					1 year
Debt Conversion, Original Debt, Amount					$ 50,000
Debt Instrument, Convertible, Conversion Price					$ 150
Subsequent Event [Member] | Mast Hill Fund [Member]
Stock Issued During Period, Value, Conversion of Units		$ 21,638		$ 13,023
Sale of Stock, Consideration Received on Transaction		$ 4,197		$ 14,949
Stock Issued During Period, Shares, Conversion of Units		298		275
Subsequent Event [Member] | Westland Properties L L C [Member] | Common Stock [Member]
Sale of Stock, Consideration Received on Transaction			$ 15,000
Stock Issued During Period, Shares, Conversion of Units			198
G S Capital Partners L L C [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount									$ 15,000
Debt Instrument, Increase, Accrued Interest									$ 1,209
Debt Conversion, Converted Instrument, Shares Issued									163
Westland Properties L L C [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount								$ 15,000
Debt Conversion, Converted Instrument, Shares Issued								139
Root Ventures L L C [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount							$ 23,027
Debt Conversion, Converted Instrument, Shares Issued							233
Fast Capital L L C [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount						$ 20,000
Debt Conversion, Converted Instrument, Shares Issued						233